UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21901

Alpine Global Dynamic Dividend Fund

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

914-251-0880

Registrant’s telephone number, including area code:

Date of fiscal year end: October 31

Date of reporting period: November 1, 2010 – January 31, 2011

Item 1 - Schedule of Investments.

Alpine Global Dynamic Dividend Fund

Schedule of Portfolio Investments
January 31, 2011 (Unaudited)

Description	Shares	Value (Note 1)

COMMON STOCKS (103.7%)

Australia (3.8%)
Acrux, Ltd. *	381,000	$1,351,681
Coal of Africa, Ltd. *	2,098,328	3,546,074
Industrea, Ltd.	1,183,900	1,551,457
Sigma Pharmaceuticals, Ltd. *	612,700	271,711

		6,720,923
Brazil (11.0%)
Anhanguera Educacional Participacoes SA	117,214	2,485,686
Brasil Insurance Participacoes e Administracao SA *	1,600	1,808,333
Estacio Participacoes SA	162,700	2,342,482
Guararapes Confeccoes SA	18,200	877,819
Hypermarcas SA *	248,828	2,961,545
M Dias Branco SA	7,597	168,169
Marisa Lojas SA	58,300	764,183
Mills Estruturas e Servicos de Engenharia SA	201,664	2,527,227
MRV Engenharia e Participacoes SA	184,700	1,562,296
Multiplus SA	125,188	2,341,619
PDG Realty SA Empreendimentos e Participacoes	298,092	1,648,765

		19,488,124
Canada (7.8%)
Dundee Capital Markets, Inc.	192,268	209,290
DundeeWealth, Inc.	192,268	3,692,329
George Weston, Ltd.	54,455	3,855,111
Grande Cache Coal Corp. *	199,000	2,067,513
Northern Dynasty Minerals, Ltd. *	118,400	2,175,008
Teck Resources, Ltd.-Class B	29,985	1,817,091

		13,816,342
China (1.6%)
Global Dairy Holdings, Ltd. *	7,174,900	2,282,230
Peak Sport Products Co., Ltd.	883,000	587,787

		2,870,017
Denmark (1.0%)
FLSmidth & Co. A/S	20,600	1,769,984

Finland (3.4%)
Fortum OYJ	94,800	2,920,398
Outotec OYJ	2,894	162,455
Wartsila OYJ	37,500	2,895,753

		5,978,606
France (2.2%)
Lagardere SCA	41,200	1,833,575
Technip SA	21,010	2,041,512

		3,875,087
Germany (0.9%)
Fresenius Medical Care AG & Co.	28,100	1,644,149
Kontron AG	1,800	20,729

		1,664,878
Hong Kong (0.5%)
Sparkle Roll Group, Ltd.	4,950,900	889,005

India (1.9%)
Gujarat NRE Coke, Ltd.	2,719,900	3,424,313

Indonesia (0.9%)
Borneo Lumbung Energi & Metal *	9,844,400	1,664,670

Japan (1.0%)
Marubeni Corp.	239,200	1,798,080

Netherlands (0.9%)
New World Resources NV	104,734	1,702,847

Norway (4.3%)
Marine Harvest ASA	2,882,900	3,244,598
SeaDrill, Ltd.	132,000	4,342,556

		7,587,154
Russia (4.1%)
Mechel-ADR	56,500	1,781,445
Mechel-Preference Sponsored-ADR	192,100	1,892,185
O’Key Group S.A.- GDR *(1)	282,822	3,549,416

		7,223,046
South Korea (2.0%)
Hyundai Motor Co.	22,000	3,511,995

Sweden (9.5%)
Atlas Copco AB-A Shares	139,500	3,348,182
Frontline, Ltd.	12,340	319,282
Haldex AB *	230,638	3,575,977
JM AB	153,100	3,542,855
Nobia AB *	200,900	1,791,066
Tele2 AB-B Shares	193,500	4,275,232

		16,852,594
Switzerland (1.9%)
Nestle SA	29,900	1,616,944
Novartis AG-ADR	32,300	1,804,278

		3,421,222
United Kingdom (6.7%)
Cairn Energy PLC *	385,200	2,556,367
International Power PLC	787,600	5,334,118
Misys PLC *	117,552	635,507
Reckitt Benckiser Group PLC	29,600	1,609,731
Victrex PLC	80,000	1,845,332

		11,981,055
United States (38.3%)
AK Steel Holding Corp.	16,077	255,624
Alpha Natural Resources, Inc. *	15,910	854,844
Apache Corp.	18,502	2,208,399
Baker Hughes, Inc.	31,674	2,169,986
BlackRock, Inc.	18,375	3,638,617
Cinemark Holdings, Inc.	96,876	1,642,048
Dollar Thrifty Automotive Group, Inc. *	46,800	2,270,736
Freeport-McMoRan Copper & Gold, Inc.	16,370	1,780,237
Halliburton Co.	45,900	2,065,500
Healthcare Services Group, Inc.	139,832	2,214,939
Hewlett-Packard Co.	41,551	1,898,465
Intel Corp.	73,528	1,577,911
International Business Machines Corp.	17,646	2,858,652
ITC Holdings Corp.	75,854	4,983,608
Johnson Controls, Inc.	22,437	861,356
JPMorgan Chase & Co.	62,104	2,790,954
KKR & Co. Guernsey LP	258,031	3,867,885
Lazard, Ltd.-Class A	67,937	2,834,332
Meridian Bioscience, Inc.	60,800	1,333,952
Microchip Technology, Inc.	38,263	1,395,452
Microsoft Corp.	62,147	1,723,026
Morgan Stanley	76,885	2,260,419
NIKE, Inc.-Class B	10,728	884,845
Norfolk Southern Corp.	27,562	1,686,519
Occidental Petroleum Corp.	26,439	2,556,122
Och-Ziff Capital Management Group, LLC-Class A	134,387	2,158,255
PepsiCo, Inc.	13,747	884,070
Regal Entertainment Group-Class A	150,346	1,828,207
Ryder System, Inc.	17,439	838,467
Schlumberger, Ltd.	20,875	1,857,666
The Goldman Sachs Group, Inc.	5,019	821,209
United Technologies Corp.	26,723	2,172,580
Visa, Inc.-Class A	12,839	896,804
Walter Energy, Inc.	14,765	1,923,437
Werner Enterprises, Inc.	78,489	1,934,754

		67,929,877

TOTAL COMMON STOCKS (Identified Cost $151,619,692)		184,169,819

INVESTMENT COMPANIES (1.3%)

United States (1.3%)
Financial Select Sector SPDR Fund	135,284	2,218,658

TOTAL INVESTMENT COMPANIES (Identified Cost $2,201,413)		2,218,658

TOTAL INVESTMENTS (Identified Cost $153,821,105) (105.0%)		186,388,477

LIABILITIES IN EXCESS OF OTHER ASSETS ((5.0)%)		(8,849,408)

NET ASSETS (100.0%)		$177,539,069

* Non-income producing security.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees. As of January 31, 2011, securities restricted under Rule 144A had a total value of $3,549,416 which comprised 2.0% of the Fund’s net assets.

Common Abbreviations

AB-Aktiebolag is the Swedish equivalent of the term corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
A/S-Aktieselskab is the Danish term for a stock-based corporation.
GDR-Global Depositary Receipt
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ-Osakeyhtio is the Finnish equivalent of a limited company.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SCA-Societe en Commandite par actions is the French equivalent of a limited partnership.

Alpine Global Dynamic Dividend Fund

January 31, 2011 (Unauditied)

1. Organization:

Alpine Global Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on May 11, 2006, and had no operating history prior to July 26, 2006. The Fund has an investment objective to provide high current dividend income, more than 50% of which qualifies for the reduced federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on long-term growth of capital as a secondary investment objective.

The Fund had no operations prior to July 26, 2006 other than matters relating to its organization and the sale and issuance of 5,235.602 shares of beneficial interest in the Fund to Alpine Woods Capital Investors, LLC (“Alpine Woods”) at a net asset value of $19.10 per share. Alpine Woods serves as the Fund’s investment adviser. The Fund’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “AGD”.

2. Security Valuation:

The following is a summary of significant accounting policies consistently followed by the fund in preparation of their financial statements. The policies are in conformity with accounting principles accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates.

Valuation of Securities: The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be reliable, through procedures and/or guidelines established by the Board of Trustees. In computing the Fund’s net asset value, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset values are not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE (normally, 4:00 p.m., Eastern time), the security will be priced at fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

Fair Vale Measurement: In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2011:

	Valuation Inputs

Investments in Securities at Value*	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Australia	$6,720,923	$—	$—	$6,720,923
Brazil	19,488,124	—	—	19,488,124
Canada	13,816,342	—	—	13,816,342
China	2,870,017	—	—	2,870,017
Denmark	1,769,984	—	—	1,769,984
Finland	5,978,606	—	—	5,978,606
France	3,875,087	—	—	3,875,087
Germany	1,664,878	—	—	1,664,878
Hong Kong	889,005	—	—	889,005
India	3,424,313	—	—	3,424,313
Indonesia	1,664,670	—	—	1,664,670
Japan	1,798,080	—	—	1,798,080
Netherlands	1,702,847	—	—	1,702,847
Norway	7,587,154	—	—	7,587,154
Russia	3,673,630	3,549,416	—	7,223,046
South Korea	3,511,995	—	—	3,511,995
Sweden	16,852,594	—	—	16,852,594
Switzerland	3,421,222	—	—	3,421,222
United Kingdom	11,345,548	635,507	—	11,981,055
United States	67,929,877	—	—	67,929,877
Investment Companies	2,218,658	—	—	2,218,658

Total	$182,203,554	$4,184,923	$—	$186,388,477

	Valuation Inputs

Other Financial Instruments	Level 1	Level 2	Level 3	Total Value

Liabilities
Forward Currency Contracts	$—	$(875,775)	$—	$(875,775)

Total	$—	$(875,775)	$—	$(875,775)

*	For detailed country descriptions, see accompanying Schedule of Portfolio Investments.

**

During the period ended January 31, 2011 there were no significant transfers between Level 1 and Level 2 securities. A security’s classification as Level 1 or Level 2 within the Fund can move on a daily basis throughout the period depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the funds calculate their NAV. If management determines the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders. Therefore, no federal income tax provision is recorded. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Fund will file for claims on foreign taxes withheld.

The Fund accounts for uncertainty related to income taxes in accordance with U.S. GAAP. The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination.

As of January 31, 2011 the net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	$34,904,388

Gross depreciation (excess of tax cost over value)	(3,682,152)

Net unrealized appreciation/(depreciation)	$31,222,236

Cost of investments for income tax purposes	$155,166,241

Distributions: The Fund intends to make a level distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short-term capital gain) and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund’s assets. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign Currency Translation Transactions: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. denominated amounts are translated into U.S. dollars as follows, with the resultant translation gains and losses recorded in the Statements of Operations:

i)	market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,
ii)	purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

Risk Associated With Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Equity-Linked Structured Notes: The Fund may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities. The Fund did not hold any equity-linked structured notes at January 31, 2011.

Forward Currency Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure to or hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Fund held the following forward currency contracts at January 31, 2011:

Description	Expiration Date	Contracts to Deliver		Settlement Value	Current Value	Unrealized Loss

Contracts Sold:

British Pound	05/31/2011	3,960,000	(GBP)	$6,126,951	$6,336,478	$(209,527)
Euro	05/31/2011	3,090,000	(EUR)	4,017,062	4,223,906	(206,844)
Norwegian Krone	05/31/2011	27,000,000	(NOK)	4,483,910	4,646,202	(162,292)
Swedish Krona	05/31/2011	30,000,000	(SEK)	4,330,879	4,627,991	(297,112)

					$19,834,577	$(875,775)

The counterparty for the open forward currency contracts as of January 31, 2011 is State Street Bank and Trust Co.

Use of Estimates: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Item 2 – Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alpine Global Dynamic Dividend Fund

By:	/s/ Samuel A. Lieber

Samuel A. Lieber
President (Principal Executive Officer)

Date:	April 1, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber

Samuel A. Lieber
President (Principal Executive Officer)

Date:	April 1, 2011

By:	/s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	April 1, 2011